ALLEGIANT FUNDS

                                  EQUITY FUNDS
                      FIXED INCOME & TAX EXEMPT BOND FUNDS
                               MONEY MARKET FUNDS

                                 A, C & I Shares

             Supplement dated September 3, 2009 to the Prospectuses
         and Statement of Additional Information dated October 1, 2008, as supplemented

  This Supplement provides new and additional information beyond that contained in the Prospectuses and Statement of Additional Information and should be read in conjunction with the Prospectuses and
                       Statement of Additional Information



On or about September 30, 2009, PNC Capital Advisors, Inc., the investment adviser to PNC Funds, and Allegiant Asset Management Company ("Allegiant" and, together with PNC Capital Advisors, Inc., the "Advisers"), the investment adviser to Allegiant Funds, will merge and form a new entity named PNC Capital Advisors, LLC ("PCA").

Pursuant to the terms of the Funds' Investment Advisory Agreement with Allegiant, the proposed merger would be considered a change of management of Allegiant and the current Investment Advisory Agreement would terminate. In anticipation of the merger, the Board of Trustees of the Funds has approved an Interim Investment Advisory Agreement with PCA. The Interim Investment Advisory Agreement contains substantially similar terms as the current Investment Advisory Agreement with Allegiant, including identical fees. The Interim Investment Advisory Agreement will take effect upon the consummation of the merger of the Advisers and will remain in effect for 150 days. Additionally, the Board of Trustees of the Funds has approved a new Investment Advisory Agreement with PCA also on substantially similar terms as the current Investment Advisory Agreement with Allegiant, including identical fees. It is contemplated that the new Investment Advisory Agreement will be submitted to the Funds' shareholders for approval in the fourth quarter of 2009. Further information regarding the merger and the new Investment Advisory Agreement will be provided in the future.

MANAGER OF MANAGERS STRUCTURE

The Funds have received an exemptive order from the SEC to operate under a manager of managers structure that permits Allegiant, with the approval of the Board, to appoint, terminate and replace sub-advisers and materially amend existing sub-advisory agreements without shareholder approval ("Manager of Managers Structure"). Under the Manager of Managers Structure, Allegiant has the ultimate responsibility, subject to oversight by the Funds' Board, for overseeing the Funds' sub-advisers and recommending to the Board their hiring, termination or replacement. Allegiant may, in the future, recommend to the Funds' Board the establishment of the Manager of Managers Structure for any of the Funds. Shareholders will be notified of any changes made to sub-advisers within 90 days of the change.

Effective immediately, the Allegiant International Equity Fund operates under a Manager of Managers structure. In connection with this, the Funds' Board approved a new sub-adviser, GE Asset Management Incorporated ("GEAM"), to manage a portion of the Allegiant International Equity Fund effective September 30, 2009. Information about GEAM, including GEAM's sub-advisory fees and portfolio managers, will be included in an "Information Statement" which is expected to be mailed to shareholders in October 2009.

Please contact the Funds at 1-800-622-FUND (3863) for more information.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                     SP-ALL-0909

                                 ALLEGIANT FUNDS

                      FIXED INCOME & TAX EXEMPT BOND FUNDS
                               MONEY MARKET FUNDS

                                    I Shares

             Supplement dated September 3, 2009 to the Prospectuses
         and Statement of Additional Information dated October 1, 2008, as supplemented

  This Supplement provides new and additional information beyond that contained in the Prospectuses and Statement of Additional Information and should be read in conjunction with the Prospectuses and
                      Statement of Additional Information.


EFFECTIVE JUNE 18, 2009, THE DISTRIBUTION (12B-1) PLAN FOR CLASS I SHARES HAS BEEN TERMINATED AND CLASS I SHARES OF ALLEGIANT FUNDS WILL NO LONGER ACCRUE OR CHARGE FEES TO PAY OR REIMBURSE FUND DISTRIBUTION EXPENSES.



Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE






                                                                   SP-FIMMI-0909

                                 ALLEGIANT FUNDS

                                  EQUITY FUNDS

                                  A & C Shares

           Supplement dated September 3, 2009 to the Prospectus dated
                        October 1, 2008, as supplemented

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

EFFECTIVE JULY 24, 2009, THE INFORMATION ON PAGES 45 AND 46 OF THE PROSPECTUS REGARDING RITA A. ONTKO, CFA, ROB C. ROQUITTE, CFA AND STEVEN P. GREINER, PHD SHOULD BE DELETED.

EFFECTIVE JUNE 26, 2009 AND JULY 31, 2009, ALLEGIANT ASSET MANAGEMENT COMPANY (THE "ADVISER") HAS VOLUNTARILY AGREED TO WAIVE FEES FOR THE LARGE CAP CORE EQUITY FUND AND LARGE CAP GROWTH FUND, RESPECTIVELY, IN ORDER TO LIMIT THE TOTAL ANNUAL FUND OPERATING EXPENSES. AS A RESULT OF THIS CHANGE, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER "FUND FEES AND EXPENSES" ON PAGE 29 SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

---------------------------------------- --------------------- -- -------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund         LARGE CAP CORE
assets)                                        EQUITY FUND          LARGE CAP GROWTH FUND
---------------------------------------- --------------------- -- -------------------------
                                           CLASS A     CLASS C        CLASS A     CLASS C
Investment Advisory Fees                  0.75%*,(5)  0.75%*,(5)     0.75%*,(5)  0.75%*,(5)
---------------------------------------- ---------- ---------- -- ----------- -------------
Distribution (12b-1) Fees                 0.05%(6)    0.75%          0.05%(6)    0.75%
---------------------------------------- ---------- ---------- -- ----------- -------------
Other Expenses:
---------------------------------------- ---------- ---------- -- ----------- -------------
   Shareholder Servicing Fees(7)          0.25%       0.25%          0.25%       0.25%
---------------------------------------- ---------- ---------- -- ----------- -------------
   Other                                  0.77%       0.77%          0.35%       0.35%
---------------------------------------- ---------- ---------- -- ----------- -------------
Total Other Expenses                      1.02%       1.02%          0.60%       0.60%
---------------------------------------- ---------- ---------- -- ----------- -------------
Acquired Fund Fees and Expenses             N/A        N/A           N/A          N/A
---------------------------------------- ---------- ---------- -- ----------- -------------
Total Annual Fund
Operating Expenses                        1.82%*      2.52%*         1.40%*      2.10%*
---------------------------------------- ---------- ---------- -- ----------- -------------

* Expenses are based on amounts incurred by the Funds during their most recent fiscal year (restated to reflect current fees and expenses). The Adviser has voluntarily agreed to waive fees and reimburse expenses, limiting Total Annual Fund Operating Expenses to the amounts set forth below. This voluntary advisory fee waiver and expense reimbursement is expected to remain in effect until at least May 31, 2010 but may be changed or terminated by the Adviser at any time. After these waivers, actual Total Annual Fund Operating Expenses would be:

                                            LARGE CAP CORE              LARGE CAP
                                             EQUITY FUND               GROWTH FUND
---------------------------------------- --------------------- -- -----------------------
                                          CLASS A    CLASS C       CLASS A      CLASS C
Investment Advisory Fees                   0.17%      0.17%         0.63%        0.63%
---------------------------------------- ---------- ---------- -- ----------- -----------
Total Annual Fund Operating Expenses       1.24%      1.94%         1.28%        1.98%
---------------------------------------- ---------- ---------- -- ----------- -----------

EFFECTIVE JULY 31, 2009, THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE FEES FOR THE MULTI-FACTOR SMALL CAP VALUE FUND IN ORDER TO LIMIT THE TOTAL ANNUAL FUND OPERATING EXPENSES. AS A RESULT OF THIS CHANGE, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE FOR THE FUND UNDER "FUND FEES AND EXPENSES" ON PAGE 31 SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:


---------------------------------------- ---------------------- --
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund    MULTI-FACTOR SMALL CAP
assets)                                        VALUE FUND
---------------------------------------- ----------------------
                                           CLASS A     CLASS C
Investment Advisory Fees                  1.00%*,(5)  1.00%*,(5)
---------------------------------------- ---------- -----------
Distribution (12b-1) Fees                 0.05%(6)    0.75%
---------------------------------------- ---------- -----------
Other Expenses:
---------------------------------------- ---------- -----------
   Shareholder Servicing Fees(7)          0.25%       0.25%
---------------------------------------- ---------- -----------
   Other                                  0.65%       0.65%
---------------------------------------- ---------- -----------
Total Other Expenses                      0.90%       0.90%
---------------------------------------- ---------- -----------
Acquired Fund Fees and Expenses             N/A        N/A
---------------------------------------- ---------- -----------
Total Annual Fund
Operating Expenses                        1.95%*      2.65%*
---------------------------------------- ---------- -----------

 * Expenses are based on amounts incurred by the Fund during its most recent fiscal year (restated to reflect current fees and expenses). The Adviser has voluntarily agreed to waive fees and reimburse expenses, limiting Total Annual Fund Operating Expenses to the amounts set forth below. This voluntary advisory fee waiver and expense reimbursement is expected to remain in effect until at least May 31, 2010 but may be changed or terminated by the Adviser at any time. After these waivers, actual Total Annual Fund Operating Expenses would be:

                                          MULTI-FACTOR SMALL
                                            CAP VALUE FUND
---------------------------------------- ----------------------
                                          CLASS A    CLASS C
Investment Advisory Fees                   0.60%      0.60%
---------------------------------------- ---------- -----------
Total Annual Fund Operating Expenses       1.55%      2.25%
---------------------------------------- ---------- -----------


THE PORTION OF THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGES 33-34 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                       1 YEAR    3 YEARS    5 YEARS     10 YEARS
                                       ------    -------    -------     --------
LARGE CAP CORE EQUITY FUND
   Class A Shares                       $725    $1,091       $1,481      $2,570
   Class C Shares(1)                    $355      $785       $1,340      $2,856
   Class C Shares(2)                    $255      $785       $1,340      $2,856
LARGE CAP GROWTH FUND
   Class A Shares                       $685      $969       $1,274      $2,137
   Class C Shares(1)                    $313      $658       $1,129      $2,431
   Class C Shares(2)                    $213      $658       $1,129      $2,431
MULTI-FACTOR SMALL CAP VALUE FUND
   Class A Shares                       $737    $1,129       $1,544      $2,700
   Class C Shares(1)                    $368      $823       $1,405      $2,983
   Class C Shares(2)                    $268      $823       $1,405      $2,983

Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                                                    SP-EQAC-0909

                                 ALLEGIANT FUNDS

                                  EQUITY FUNDS

                                    I Shares

           Supplement dated September 3, 2009 to the Prospectus dated
                        October 1, 2008, as supplemented

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

EFFECTIVE JUNE 18, 2009, THE DISTRIBUTION (12B-1) PLAN FOR CLASS I SHARES HAS BEEN TERMINATED AND CLASS I SHARES OF ALLEGIANT FUNDS WILL NO LONGER ACCRUE OR CHARGE FEES TO PAY OR REIMBURSE FUND DISTRIBUTION EXPENSES.

EFFECTIVE JULY 24, 2009, THE INFORMATION ON PAGES 37 AND 38 OF THE PROSPECTUS REGARDING RITA A. ONTKO, CFA, ROB C. ROQUITTE, CFA AND STEVEN P. GREINER, PHD SHOULD BE DELETED.

EFFECTIVE JUNE 26, 2009 AND JULY 31, 2009, ALLEGIANT ASSET MANAGEMENT COMPANY (THE "ADVISER") HAS VOLUNTARILY AGREED TO WAIVE FEES FOR THE LARGE CAP CORE EQUITY FUND AND LARGE CAP GROWTH FUND, RESPECTIVELY, IN ORDER TO LIMIT THE TOTAL ANNUAL FUND OPERATING EXPENSES. AS A RESULT OF THIS CHANGE, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER "FUND FEES AND EXPENSES" ON PAGE 21 SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

---------------------------------------- --------------------- -----------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund    LARGE CAP CORE EQUITY  LARGE CAP GROWTH
assets)                                           FUND                FUND

Investment Advisory Fees                        0.75%*,(3)          0.75%*,(3)
---------------------------------------- --------------------- -----------------
Other Expenses                                  0.77%               0.35%
---------------------------------------- --------------------- -----------------
Acquired Fund Fees and Expenses                  N/A                 N/A
---------------------------------------- --------------------- -----------------
Total Annual Fund
Operating Expenses                              1.52%*              1.10%*
---------------------------------------- --------------------- -----------------

 * Expenses are based on amounts incurred by the Funds during their most recent fiscal year (restated to reflect current fees and expenses). The Adviser has voluntarily agreed to waive fees and reimburse expenses, limiting Total Annual Fund Operating Expenses to the amounts set forth below. This voluntary advisory fee waiver and expense reimbursement is expected to remain in effect until at least May 31, 2010 but may be changed or terminated by the Adviser at any time. After these waivers, actual Total Annual Fund Operating Expenses would be:

                                            LARGE CAP CORE        LARGE CAP
                                             EQUITY FUND         GROWTH FUND
---------------------------------------- --------------------- ----------------
Investment Advisory Fees                        0.17%               0.63%
---------------------------------------- --------------------- ----------------
Total Annual Fund Operating Expenses            0.94%               0.98%
---------------------------------------- --------------------- ----------------

EFFECTIVE JULY 31, 2009, THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE FEES FOR THE MULTI-FACTOR SMALL CAP VALUE FUND, IN ORDER TO LIMIT THE TOTAL ANNUAL FUND OPERATING EXPENSES. AS A RESULT OF THIS CHANGE, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER "FUND FEES AND EXPENSES" ON PAGE 23 SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

---------------------------------------- ----------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund     MULTI-FACTOR SMALL CAP
assets)                                         VALUE FUND
---------------------------------------- ----------------------
Investment Advisory Fees                         1.00%*,(3)
---------------------------------------- ----------------------
Other Expenses                                   0.65%
---------------------------------------- ----------------------
Acquired Fund Fees and Expenses                   N/A
---------------------------------------- ----------------------
Total Annual Fund
Operating Expenses                               1.65%*
---------------------------------------- ----------------------

 * Expenses are based on amounts incurred by the Fund during its most recent fiscal year (restated to reflect current fees and expenses). The Adviser has voluntarily agreed to waive fees and reimburse expenses, limiting Total Annual Fund Operating Expenses to the amounts set forth below. This voluntary advisory fee waiver and expense reimbursement is expected to remain in effect until at least May 31, 2010 but may be changed or terminated by the Adviser at any time. After these waivers, actual Total Annual Fund Operating Expenses would be:

                               MULTI-FACTOR SMALL
                                 CAP VALUE FUND
---------------------------------------- ---------------------
Investment Advisory Fees                         0.60%
---------------------------------------- ---------------------
Total Annual Fund Operating Expenses             1.25%
---------------------------------------- ---------------------

THE PORTION OF THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 25 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                     1 YEAR     3 YEARS   5 YEARS   10 YEARS
                                     ------     -------   -------   --------
LARGE CAP CORE EQUITY FUND            $155       $480       $829     $1,813
LARGE CAP GROWTH FUND                 $112       $350       $606     $1,340
MULTI-FACTOR SMALL CAP VALUE FUND     $168       $520       $897     $1,955



Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                     SP-EQI-0909

                                 ALLEGIANT FUNDS

                          GOVERNMENT MONEY MARKET FUND
                    PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND

                                  A & C Shares

           Supplement dated September 3, 2009 to the Prospectus dated
                        October 1, 2008, as supplemented

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

EFFECTIVE JUNE 1, 2009, THE DISTRIBUTION (12B-1) FEES FOR CLASS A SHARES FOR THE GOVERNMENT MONEY MARKET FUND AND THE PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND ARE REDUCED TO 0.00%.

ALLEGIANT ASSET MANAGEMENT COMPANY (THE "ADVISER") AND ITS AFFILIATES HAVE AGREED TO INCREASE THEIR VOLUNTARY WAIVER AND/OR REIMBURSEMENT OF SHAREHOLDER SERVICING FEES FOR THE TAX EXEMPT MONEY MARKET FUND. AS A RESULT, FOOTNOTE 3 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 15 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

(3) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share class. The Adviser and its affiliates have voluntarily agreed to waive Shareholder Servicing Fees otherwise payable to them and reimburse the Funds for Shareholder Servicing Fees payable to other financial institutions so that the Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market and Treasury Money Market Funds shall bear expenses related to Shareholder Servicing Fees of 0.00%, 0.00%, 0.10%, 0.00%, 0.00% and 0.00%, respectively. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.


Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                    SP-MMAC-0909

                                 ALLEGIANT FUNDS

        Supplement dated September 3, 2009 to the Statement of Additional
               Information dated October 1, 2008, as supplemented

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information ("SAI") and should be read in conjunction with the SAI.


EFFECTIVE JULY 24, 2009, THE INFORMATION REGARDING RITA A. ONTKO, CFA, ROB C. ROQUITTE, CFA AND STEVEN P. GREINER, PHD ON PAGES 88-89 AND 93-94 OF THE SAI SHOULD BE DELETED.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE





                                                                     SP-SAI-0909